STATEMENT OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	Total	AMCI ACQUISITION CORP. II	Common Stock	Additional Paid-in Capital	Additional Paid-in Capital AMCI ACQUISITION CORP. II	Accumulated Deficit	Accumulated Deficit AMCI ACQUISITION CORP. II	Class A Common stock AMCI ACQUISITION CORP. II	Class A Common stock Common Stock AMCI ACQUISITION CORP. II	Class B Common Stock Common Stock AMCI ACQUISITION CORP. II
Balance at the beginning at Dec. 31, 2020	$ (311,216,000)		$ 0	$ 18,818,000		$ (333,200,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(46,689,000)					(46,689,000)
Balance at the end (in shares) at Dec. 31, 2021									0	3,750,000
Balance at the end at Dec. 31, 2021	(354,917,000)	$ (10,739,596)	0	21,711,000	$ 0	(379,889,000)	$ (10,739,971)		$ 0	$ 375
Balance at the beginning (in shares) at Jan. 27, 2021									0	0
Balance at the beginning at Jan. 27, 2021		0			0		0		$ 0	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B common stock to Sponsor (in shares)										4,312,500
Issuance of Class B common stock to Sponsor		25,000			24,569					$ 431
Excess cash received over the fair value of the private warrants		1,085,000			1,085,000
Forfeited shares (in shares)										(562,500)
Forfeited shares		0			56					$ (56)
Contribution from Sponsor upon sale of founder shares to Anchor Investors		6,509,758			6,509,758
Accretion of Class A common stock subject to possible redemption amount		(18,406,092)			(7,619,383)		(10,786,709)	$ 18,406,092
Net income (loss)		46,738					46,738
Balance at the end (in shares) at Dec. 31, 2021									0	3,750,000
Balance at the end at Dec. 31, 2021	(354,917,000)	(10,739,596)	0	21,711,000	0	(379,889,000)	(10,739,971)		$ 0	$ 375
Balance at the beginning (in shares) at Jan. 27, 2021									0	0
Balance at the beginning at Jan. 27, 2021		0			0		0		$ 0	$ 0
Balance at the end (in shares) at Dec. 31, 2022									0	3,750,000
Balance at the end at Dec. 31, 2022	(428,722,000)	(8,333,375)	0	24,783,000	0	(456,245,000)	(8,333,750)		$ 0	$ 375
Balance at the beginning (in shares) at Dec. 31, 2021									0	3,750,000
Balance at the beginning at Dec. 31, 2021	(354,917,000)	(10,739,596)	0	21,711,000	0	(379,889,000)	(10,739,971)		$ 0	$ 375
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Extinguishment of deferred underwriting commissions on public shares	4,900,000	4,878,300			4,878,300
Reclass from additional paid-in capital to accumulated deficit		0			(4,878,300)		4,878,300
Subsequent remeasurement of Class A common stock subject to possible redemption		(1,113,633)					(1,113,633)
Net income (loss)	(76,356,000)	(1,358,446)				(76,356,000)	(1,358,446)
Balance at the end (in shares) at Dec. 31, 2022									0	3,750,000
Balance at the end at Dec. 31, 2022	$ (428,722,000)	$ (8,333,375)	$ 0	$ 24,783,000	$ 0	$ (456,245,000)	$ (8,333,750)		$ 0	$ 375